Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
WARs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Compensation (income)/cost for cash-settled WARs		$ 8	$ 8
Income (expense) related to the cash-settled call options		24	10
Aggregate fair value of outstanding WARs	26	17
Summary of the activity related to share-based compensation arrangements.
Outstanding at beginning of period (in number instruments)	61,300,000
Granted (in number of WARs)	17,300,000
Exercised (in number of WARs)	(11,500,000)
Expired (in number of WARs)	(300,000)
Outstanding at end of period (in number instruments)	66,800,000	61,300,000
Exercisable (in number of WARs)	30,400,000
Aggregate fair value at date of grant of WARs	10	10	7
Share-based liabilities paid upon exercise of WARs	$ 7	$ 7	$ 25